Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Asset) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,972,517	$ 134,026	$ 3,999,947	$ 4,171,806
Current service cost	278,412	9,393	329,838	335,655
Past service cost and gain on settlements	(68,979)	(2,328)
Net interest expense (income)	53,663	1,811	58,031	75,533
Recognized in profit or loss	263,096	8,876	387,869	411,188
Return on plan assets (excluding amounts included in net interest)	52,124	1,759	54,549	12,426
Actuarial loss arising from changes in financial assumptions	56,860	1,918	156,193	309,695
Actuarial loss (gain) arising from experience adjustments	(315,090)	(10,631)	200,723	(243,363)
Actuarial loss (gain) arising from changes in demographic assumptions	762	26	5,716	(15,847)
Recognized in other comprehensive income	(205,344)	(6,928)	417,181	62,911
Contributions from the employer	(484,790)	(16,356)	(807,232)	(611,581)
Benefits paid from the Group	(96,575)	(3,258)	(36,033)	(43,088)
Exchange differences on foreign plans	120,361	4,061	10,785	8,711
Ending balance	3,569,265	120,421	3,972,517	3,999,947
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	8,389,884	283,060	7,973,676	7,674,293
Current service cost	278,412	9,393	329,838	335,655
Past service cost and gain on settlements	(68,979)	(2,328)
Net interest expense (income)	157,404	5,311	167,111	183,889
Recognized in profit or loss	366,837	12,376	496,949	519,544
Actuarial loss arising from changes in financial assumptions	56,860	1,918	156,193	309,695
Actuarial loss (gain) arising from experience adjustments	(315,090)	(10,631)	200,723	(243,363)
Actuarial loss (gain) arising from changes in demographic assumptions	762	26	5,716	(15,847)
Recognized in other comprehensive income	(257,468)	(8,687)	362,632	50,485
Benefits paid from the pension fund	(690,830)	(23,307)	(308,471)	(192,928)
Benefits paid from the Group	(96,575)	(3,258)	(36,033)	(43,088)
Liabilities assumed in a business combination			535
Exchange differences on foreign plans	198,790	6,707	(99,404)	(34,630)
Ending balance	7,910,638	266,891	8,389,884	7,973,676
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(4,417,367)	(149,034)	(3,973,729)	(3,502,487)
Net interest expense (income)	(103,741)	(3,500)	(109,080)	(108,356)
Recognized in profit or loss	(103,741)	(3,500)	(109,080)	(108,356)
Return on plan assets (excluding amounts included in net interest)	52,124	1,759	54,549	12,426
Recognized in other comprehensive income	52,124	1,759	54,549	12,426
Contributions from the employer	(484,790)	(16,356)	(807,232)	(611,581)
Benefits paid from the pension fund	690,830	23,307	308,471	192,928
Liabilities assumed in a business combination			(535)
Exchange differences on foreign plans	(78,429)	(2,646)	110,189	43,341
Ending balance	$ (4,341,373)	$ (146,470)	$ (4,417,367)	$ (3,973,729)